Operating Segment Information - Summary of Segment Results (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [Line Items]
Reportable segment revenue From external customers	¥ 114,930	¥ 101,721	¥ 98,560
Reportable segment revenue	114,930	101,721	98,560
Reportable segment profit before income tax	3,867	8,620	6,507
Other segment information
Depreciation and amortization	15,302	13,959	12,538
Impairment charges	345	491	29
Interest income	110	111	96
Interest expense	3,727	3,184	2,729
Capital expenditure	31,178	32,806	35,407
Reportable segment assets	236,765	227,464
Reportable segment liabilities	177,413	170,946
Airline transportation operations [member]
Disclosure of operating segments [Line Items]
Reportable segment revenue From external customers	112,228	97,698	94,338
Reportable segment revenue	112,228	97,698	94,338
Reportable segment profit before income tax	2,360	6,517	5,788
Other segment information
Depreciation and amortization	15,051	13,769	12,378
Impairment charges	338	489	22
Interest income	127	109	100
Interest expense	3,807	3,080	2,553
Capital expenditure	30,670	32,149	34,631
Reportable segment assets	221,208	216,591
Reportable segment liabilities	168,095	165,148
Other segments [member]
Disclosure of operating segments [Line Items]
Reportable segment revenue From external customers	2,702	4,023	4,222
Inter-segment sales	1,425	1,018	782
Reportable segment revenue	4,127	5,041	5,004
Reportable segment profit before income tax	958	363	397
Other segment information
Depreciation and amortization	251	190	160
Impairment charges	7	2	7
Interest income	398	103	100
Interest expense	335	205	280
Capital expenditure	508	657	776
Reportable segment assets	19,255	13,376
Reportable segment liabilities	16,748	11,301
Eliminations [member]
Disclosure of operating segments [Line Items]
Inter-segment sales	(1,425)	(1,018)	(782)
Reportable segment revenue	(1,425)	(1,018)	(782)
Other segment information
Interest income	(415)	(101)	(104)
Interest expense	(415)	(101)	(104)
Reportable segment assets	(7,543)	(5,514)
Reportable segment liabilities	(7,543)	(5,514)
Unallocated [member]
Disclosure of operating segments [Line Items]
Reportable segment profit before income tax	549	1,740	¥ 322
Other segment information
Reportable segment assets	3,845	3,011
Reportable segment liabilities	¥ 113	¥ 11